Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD MALVERN FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Core Bond FundSupplement Dated December 6, 2023, to the Prospectus and Summary Prospectus Dated January 31, 2023The Fund’s summary prospectus is updated to include the following additional information:In addition to bonds, the Fund may invest in derivatives such as foreign currency exchange forward contracts, options, futures contracts, other swap agreements, or in to be announced (“TBA”) mortgage-backed securities.The Fund is subject to counterparty risk, which is the chance that the counterparty to a derivatives contract, or other investment vehicle, with the Fund will be unable or unwilling to meet its financial obligations.© 2023 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 1320A 122023
Vanguard Core Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Core Bond FundSupplement Dated December 6, 2023, to the Prospectus and Summary Prospectus Dated January 31, 2023The Fund’s summary prospectus is updated to include the following additional information:In addition to bonds, the Fund may invest in derivatives such as foreign currency exchange forward contracts, options, futures contracts, other swap agreements, or in to be announced (“TBA”) mortgage-backed securities.The Fund is subject to counterparty risk, which is the chance that the counterparty to a derivatives contract, or other investment vehicle, with the Fund will be unable or unwilling to meet its financial obligations.© 2023 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 1320A 122023